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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                January 31, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C.  20549

Re:      Schwab Investments - Schwab GNMA Fund
         File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, as amended January 27, 2003, for the Schwab GNMA Fund does not differ from that filed in Post-Effective Amendment No.46, which was filed electronically.

Sincerely,

s/ Steven Schantz
--------------------------
Steven Schantz

Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.